Financial Instruments (Schedule of Composition of Derivatives) (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	€ 639		€ 78
Derivatives presented under non-current assets	2,635	$ 2,982	10,238
Derivatives presented under current liabilities	(14,783)	(16,731)	(1,378)	[1]
Derivatives presented under non-current liabilities	(10,107)	$ (11,439)	(8,336)
Financial power swap [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under non-current assets	0		10,238
Derivatives presented under current liabilities	(11,352)		0
Derivatives presented under non-current liabilities	(9,542)		0
Forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	0		66
Currency Swap 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current assets	639		12
Derivatives presented under non-current assets	2,635		0
Derivatives presented under non-current liabilities	0		(144)
Swap contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivatives presented under current liabilities	(3,431)		(1,378)
Derivatives presented under non-current liabilities	€ (565)		€ (8,192)

[1]	Reclassified